Loans by Facility (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 USD ($)	Mar. 31, 2010 INR	Mar. 31, 2011 Retail Loans USD ($)	Mar. 31, 2011 Retail Loans INR	Mar. 31, 2010 Retail Loans USD ($)	Mar. 31, 2010 Retail Loans INR	Mar. 31, 2011 Retail Loans Auto loans USD ($)	Mar. 31, 2011 Retail Loans Auto loans INR	Mar. 31, 2010 Retail Loans Auto loans INR	Mar. 31, 2011 Retail Loans Personal loans/Credit card USD ($)	Mar. 31, 2011 Retail Loans Personal loans/Credit card INR	Mar. 31, 2010 Retail Loans Personal loans/Credit card INR	Mar. 31, 2011 Retail Loans Retail business banking USD ($)	Mar. 31, 2011 Retail Loans Retail business banking INR	Mar. 31, 2010 Retail Loans Retail business banking INR	Mar. 31, 2011 Retail Loans Other retail USD ($)	Mar. 31, 2011 Retail Loans Other retail INR	Mar. 31, 2010 Retail Loans Other retail INR	Mar. 31, 2011 Wholesale loans USD ($)	Mar. 31, 2011 Wholesale loans INR	Mar. 31, 2010 Wholesale loans INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables	$ 37,017.3	1,648,750.3		1,320,941.0	$ 22,006.0	980,144.6	$ 16,456.8	732,984.2	$ 5,785.1	257,670.2	197,507.7	$ 3,553.7	158,283.2	129,413.1	$ 4,669.4	207,975.5	144,733.7	$ 7,997.8	356,215.7	261,329.7	$ 15,011.3	668,605.7	587,956.8
Less: Allowance for credit losses	581.4	25,894.3	533.5	23,760.6						503.1	1,066.6		895.2	1,650.9		4,396.8	3,632.9		2,717.2	2,859.1		7,577.5	4,610.8
Total	$ 36,435.9	1,622,856.0		1,297,180.4